PRC Notes	12 Months Ended
Dec. 31, 2014
PRC Notes
(17)	PRC NOTES

On December 8, 2011, JXLDK sold an aggregate principal amount of RMB 500,000 PRC domestic notes due 2014 (the “Long-term PRC Notes” or “PRC Notes”) to institutional investors in the PRC. The net proceeds from the offering, after deducting offering expenses, were approximately RMB 495,350 (US$78,616). The Long-term PRC Notes bear interest at a rate of 6.8% per annum, payable on December 8 of each year beginning on December 8, 2012. The Long-term PRC Notes matured on December 8, 2014 (“maturity date”).

In order to repay the PRC Notes that matured on December 8, 2014, the Group agreed to transfer certain of its assets to the local government in order to obtain a new bank loan of Rmb500,000 from a commercial bank in China. As a condition of issuing the loan to the Group, the Group was required to transfer certain assets to Xinyu Construction Investment Co., Ltd, a government controlled entity, for nil consideration, which in turn, pledged such assets to the commercial bank as collateral for the loan. Such assets transferred included a land use right with a carrying amount of US$14,032 and the right to a deposit for the purchase of land use right with a carrying amount of US$ nil. Upon the transfer of such assets, all the ownership rights to such assets have been vested to Xinyu Construction Investment Co., Ltd and the Group will not be able to receive such assets back from the government even if the loan is ultimately repaid by the Group. As such costs were directly related to the issuance of the loan, the costs of such assets were capitalized as debt issuance costs in “Other current assets” (see note 5) and amortized over the term of the new loan of one year as a component of interest expense.

The PRC Notes did not contain any financial covenants or other significant restrictions.

Debt issuance costs incurred at the time of the issuance of the PRC Notes were capitalized and amortized as interest expense using the effective interest rate method through the maturity date of the PRC Notes.

The following table set forth total interest incurred recognized related to the Long-term PRC Notes during the years ended December 31, 2013 and 2014:

	Year ended December 31, 2013	Year ended December 31, 2014
Contractual interest incurred	5,492	5,478
Amortization of debt issuance costs	251	0

Total interest incurred	5,743	5,478

Effective interest rate of the Long-term PRC Notes	7%	7%